Cash and Bank Balances - Schedule of Currency Profiles of Cash and Bank Balances (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	$ 4,584,307	RM 18,713,143	RM 23,723,687
Malaysian Ringgit [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	250,809	1,023,803	720,016
United States Dollar [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	4,121,172	16,822,624	22,387,986
Euro [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	107,559	439,054	505,794
Thai Baht [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	24,752	101,039	10,060
Renminbi [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	12,514	51,081	27,511
Hong Kong Dollar [Member]
Schedule of Currency Profiles of Cash and Bank Balances [Line Items]
Cash and bank balances	$ 67,501	RM 275,542	RM 72,320